Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2024 USD ($)
Fidelity Advisor Asset Manager 30% - Class A
Expense Example:
1 year	$ 651
3 years	813
5 years	989
10 years	1,497
Fidelity Advisor Asset Manager 30% - Class C
Expense Example:
1 year	257
3 years	486
5 years	839
10 years	1,632
Fidelity Advisor Asset Manager 30% - Class M
Expense Example:
1 year	452
3 years	669
5 years	904
10 years	1,577
Fidelity Advisor Asset Manager 30% - Class I
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	677
Fidelity Advisor Asset Manager 30% - Class Z
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 604